UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  Last Day of March

Date of reporting period:  :  March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Short Duration High Yield ETF

HYSD | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Columbia Short Duration High Yield ETF (the Fund) for the period of September 5, 2024 to March 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration High Yield ETF	$25Footnote Reference(a)	0.44%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Though performance was slightly negative relative to the benchmark for the period, some allocation effects remained positive. Allocations to the support-services industry had the largest impact on the Fund, with an overweight to a roofing company being most positive for portfolio returns. Also additive was an overall portfolio underweight to the energy sector. Within energy, a zero-weight allocation to a natural gas provider was most positive to portfolio performance.

Credit | Active allocations to CCC and lower rated high-yield debt, as well as non-rated debt, were most positive to the overall performance of the Fund.

Top Performance Detractors

Allocation | Portfolio performance was slightly negative relative to the benchmark for the period. Most negative to portfolio performance was an underweight allocation to the health care sector. Within health care, a zero-weight allocation to a pharmaceutical manufacturer detracted most from returns. Also contributing to negative portfolio performance was an underweight to the media industry, with security selection being most negative within an allocation to a local media company.

Credit | Portfolio allocations to BB-rated and B-rated debt, as well as cash and investment-grade bonds were negative for the portfolio for the period.

Columbia Short Duration High Yield ETF | ASR338_00_(05/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Short Duration High Yield ETF during the stated time period.

Growth of $10,000

	Columbia Short Duration High Yield ETF—Net Asset Value (10,229)	ICE BofA 0-5 Year BB-B US High Yield Constrained Index (10,252)	Bloomberg U.S. Aggregate Bond Index (10,004)
09/05/24	10,000	10,000	10,000
3/25	10,229	10,252	10,004
Average Annual Total Return (%)	Since Fund Inception
Columbia Short Duration High Yield ETF—Net Asset Value	2.29
ICE BofA 0-5 Year BB-B US High Yield Constrained Index	2.52
Bloomberg U.S. Aggregate Bond Index	0.04

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$26,873,177
Total number of portfolio holdings	280
Investment management fees (represents 0.44% of Fund average net assets)	$65,992
Portfolio turnover for the reporting period	9%

Columbia Short Duration High Yield ETF | ASR338_00_(05/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Clearway Energy Operating LLC 03/15/2028 4.750%	1.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2028 5.000%	1.3%
Six Flags Entertainment Corp. 04/15/2027 5.500%	1.0%
Cloud Software Group, Inc. 03/31/2029 6.500%	1.0%
Trivium Packaging Finance BV 08/15/2026 5.500%	0.9%
TransDigm, Inc. 03/01/2029 6.375%	0.9%
GGAM Finance Ltd. 02/15/2027 8.000%	0.8%
NCR Atleos Corp. 04/01/2029 9.500%	0.8%
Hudbay Minerals, Inc. 04/01/2026 4.500%	0.8%
1011778 BC ULC / New Red Finance, Inc. 01/15/2028 4.375%	0.7%

Asset Allocation

Value	Value
Money Market Funds	0.8%
Corporate Bonds	97.6%

Credit Quality Allocation

Value	Value
CCC rating	4.5%
B rating	34.2%
BB rating	57.9%
BBB rating	1.0%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Columbia Short Duration High Yield ETF | ASR338_00_(05/25) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002442

Columbia Short Duration High Yield ETF | ASR338_00_(05/25) | 4

Columbia U.S. High Yield ETF

NJNK | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Columbia U.S. High Yield ETF (the Fund) for the period of September 5, 2024 to March 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. High Yield ETF	$26Footnote Reference(a)	0.46%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Though performance was negative relative to the benchmark for the period, certain sectors remained positive for performance. Most positive for Fund performance was an allocation to the retail sector. Within retail, the most positive contributor was a zero-weight allocation to a retail clothing line. Additional positive portfolio performance was attributed to an overweight allocation to the insurance sector. The best performing security in the sector was an overweight allocation to a property casualty insurer.

Credit | Active allocations to investment-grade debt and non-rated debt were most additive to portfolio performance for the period.

Top Performance Detractors

Allocation | Performance relative to the benchmark was negative for the period. The largest detractor of Fund performance was a portfolio underweight allocation to the media sector. Within media, the most negative performing security was a cable and satellite company. Additional negative performance was seen in the health care sector. An underweight allocation to a pharmaceutical manufacturer was most negative to overall portfolio performance.

Credit | Portfolio allocations to CCC-rated and lower debt were most negative to portfolio performance.

Columbia U.S. High Yield ETF | ASR339_00_(05/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia U.S. High Yield ETF during the stated time period.

Growth of $10,000

	Columbia U.S. High Yield ETF—Net Asset Value (10,195)	Bloomberg U.S. Corporate High-Yield Index (10,281)	Bloomberg U.S. Aggregate Bond Index (10,004)
09/05/24	10,000	10,000	10,000
3/25	10,195	10,281	10,004
Average Annual Total Return (%)	Since Fund Inception
Columbia U.S. High Yield ETF—Net Asset Value	1.95
Bloomberg U.S. Corporate High-Yield Index	2.81
Bloomberg U.S. Aggregate Bond Index	0.04

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$25,709,378
Total number of portfolio holdings	439
Investment management fees (represents 0.46% of Fund average net assets)	$67,939
Portfolio turnover for the reporting period	12%

Columbia U.S. High Yield ETF | ASR339_00_(05/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2031 4.250%	0.7%
DISH Network Corp. 11/15/2027 11.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Cloud Software Group, Inc. 03/31/2029 6.500%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 05/01/2032 4.500%	0.5%
Echostar Corp. 11/30/2029 10.750%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.250%	0.5%
Venture Global LNG, Inc. 02/01/2029 9.500%	0.4%
Venture Global LNG, Inc. 02/01/2032 9.875%	0.4%
Bombardier, Inc. 11/15/2030 8.750%	0.4%

Asset Allocation

Value	Value
Money Market Funds	1.2%
Corporate Bonds	97.1%

Credit Quality Allocation

Value	Value
CCC rating	8.0%
B rating	40.6%
BB rating	48.1%
BBB rating	0.4%

Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Columbia U.S. High Yield ETF | ASR339_00_(05/25) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002443

Columbia U.S. High Yield ETF | ASR339_00_(05/25) | 4

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N- CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

			Amount billed to the registrant’s
	Amount billed to the registrant ($)		investment advisor ($)
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Audit fees (a)	19,522	0	0	0

Audit-related feesb)	0	0	0	0
Tax fees (c)	6,900	0	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	0	0

(a)Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub- adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre- approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)Not applicable.

(j)Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of such Act. The members of such committee are J. Kevin Connaughton, Patricia M. Flynn, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager.

Item 6. Investments.

(a)The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b)Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Short Duration High Yield ETF
Columbia U.S. High Yield ETF
Annual Financial Statements and Additional
Information
March 31, 2025
.

Active ETFs | 2025
TABLE OF CONTENTS
Portfolio of Investments 3
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 32

PORTFOLIO OF INVESTMENTS
Columbia Short Duration High Yield ETF
March 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 3
Corporate Bonds   97.6%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 2.1%
Axon Enterprise, Inc.
6.125%, 03/15/30
(a)
25,000 25,256
TransDigm , Inc.
4.625%, 01/15/29 75,000 71,305
4.875%, 05/01/29 34,000 32,272
5.500%, 11/15/27 50,000 49,435
6.375%, 03/01/29
(a)
248,000 250,652
6.750%, 08/15/28
(a)
130,000 131,972
Total 560,892
Airlines 2.4%
Air Canada
3.875%, 08/15/26
(a)
200,000 195,791
American Airlines, Inc.
8.500%, 05/15/29
(a)
125,000 126,912
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
41,250 41,129
5.750%, 04/20/29
(a)
75,000 73,369
United Airlines, Inc.
4.375%, 04/15/26
(a)
100,000 98,322
4.625%, 04/15/29
(a)
125,000 118,322
Total 653,845
Automotive 1.9%
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
125,000 126,793
6.750%, 02/15/30
(a)
26,000 26,266
IHO Verwaltungs GMBH
6.375%, 05/15/29
(a),(b)
131,000 127,395
ZF North America Capital, Inc.
4.750%, 04/29/25
(a)
90,000 89,925
6.875%, 04/14/28
(a)
150,000 147,413
Total 517,792
Brokerage/Asset Managers/Exchanges 1.0%
AG Issuer LLC
6.250%, 03/01/28
(a)
142,000 139,676
AG TTMT Escrow Issuer LLC
8.625%, 09/30/27
(a)
78,000 79,955
Aretec Group, Inc.
7.500%, 04/01/29
(a)
40,000 39,170
Total 258,801
Building Materials 3.5%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29
(a)
75,000 68,785
4.000%, 01/15/28
(a)
75,000 71,725
Beacon Roofing Supply, Inc.
4.125%, 05/15/29
(a)
96,000 96,673
4.500%, 11/15/26
(a)
125,000 124,885
Interface, Inc.
5.500%, 12/01/28
(a)
91,000 88,624
James Hardie International Finance DAC
5.000%, 01/15/28
(a)
206,000 200,393
Standard Industries, Inc.
4.750%, 01/15/28
(a)
100,000 96,817
5.000%, 02/15/27
(a)
128,000 126,013
White Cap Buyer LLC
6.875%, 10/15/28
(a)
79,000 75,892
Total 949,807
Cable and Satellite 4.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(a)
350,000 339,591
5.125%, 05/01/27
(a)
75,000 73,853
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.375%, 06/01/29
(a)
125,000 120,958
DISH Network Corp.
11.750%, 11/15/27
(a)
165,000 173,849
Echostar Corp.
Series ., 10.750%, 11/30/29 145,844 153,304
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
50,000 46,604
5.000%, 08/01/27
(a)
150,000 146,548
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
125,000 118,415
Ziggo BV
4.875%, 01/15/30
(a)
84,000 76,934
Total 1,250,056
Chemicals 4.1%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, 06/15/27
(a)
75,000 73,708
Celanese US Holdings LLC
6.500%, 04/15/30 53,000 52,627
Element Solutions, Inc.
3.875%, 09/01/28
(a)
100,000 94,176
HB Fuller Co.
4.250%, 10/15/28 75,000 71,140
INEOS Finance PLC
6.750%, 05/15/28
(a)
75,000 75,354
7.500%, 04/15/29
(a)
50,000 49,806
INEOS Quattro Finance 2 PLC
9.625%, 03/15/29
(a)
125,000 129,815
Ingevity Corp.
3.875%, 11/01/28
(a)
72,000 67,219
Olympus Water US Holding Corp.
4.250%, 10/01/28
(a)
100,000 92,391
9.750%, 11/15/28
(a)
125,000 129,908
SNF Group SACA
3.125%, 03/15/27
(a)
75,000 71,483
WR Grace Holdings LLC
4.875%, 06/15/27
(a)
125,000 121,042
5.625%, 08/15/29
(a)
75,000 64,542
Total 1,093,211
Construction Machinery 1.8%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
19,000 18,952
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
175,000 174,372
6.625%, 06/15/29
(a)
104,000 104,418
RB Global Holdings, Inc.
6.750%, 03/15/28
(a)
175,000 178,895
Total 476,637
Consumer Cyclical Services 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
27,000 25,583
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
175,000 159,769
ASGN, Inc.
4.625%, 05/15/28
(a)
138,000 131,859
Match Group Holdings II LLC
4.625%, 06/01/28
(a)
205,000 196,732
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/28
(a)
103,000 102,809
Total 616,752

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Consumer Products 1.5%
Acushnet Co.
7.375%, 10/15/28
(a)
50,000 51,781
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
92,000 83,994
Newell Brands, Inc.
5.700%, 04/01/26 47,000 46,938
6.375%, 09/15/27 75,000 75,466
Prestige Brands, Inc.
5.125%, 01/15/28
(a)
100,000 98,215
Scotts Miracle- Gro Co. (The)
5.250%, 12/15/26 50,000 49,677
Total 406,071
Diversified Manufacturing 2.8%
BWX Technologies, Inc.
4.125%, 06/30/28
(a)
28,000 26,443
Esab Corp.
6.250%, 04/15/29
(a)
50,000 50,751
Gates Corp.
6.875%, 07/01/29
(a)
122,000 124,197
Madison IAQ LLC
5.875%, 06/30/29
(a)
50,000 47,233
Resideo Funding, Inc.
4.000%, 09/01/29
(a)
75,000 68,466
TK Elevator Holdco GmbH
7.625%, 07/15/28
(a)
50,000 50,075
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
125,000 122,819
Velocity Vehicle Group LLC
8.000%, 06/01/29
(a)
50,000 51,378
WESCO Distribution, Inc.
6.375%, 03/15/29
(a)
179,000 181,235
7.250%, 06/15/28
(a)
39,000 39,501
Total 762,098
Electric 5.7%
Atlantica Sustainable Infrastructure PLC
4.125%, 06/15/28
(a)
90,000 84,596
Clearway Energy Operating LLC
4.750%, 03/15/28
(a)
354,000 343,013
NRG Energy, Inc.
3.375%, 02/15/29
(a)
75,000 68,918
5.750%, 01/15/28 125,000 124,860
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 08/15/28
(a)
50,000 46,476
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
56,000 51,986
5.000%, 01/31/28
(a)
150,000 145,124
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
175,000 172,521
5.625%, 02/15/27
(a)
125,000 124,585
XPLR Infrastructure Operating Partners LP
3.875%, 10/15/26
(a)
125,000 120,319
4.500%, 09/15/27
(a)
75,000 69,875
7.250%, 01/15/29
(a)
195,000 192,209
Total 1,544,482
Finance Companies 5.5%
GGAM Finance Ltd.
6.875%, 04/15/29
(a)
115,000 116,750
8.000%, 02/15/27
(a)
207,000 212,153
8.000%, 06/15/28
(a)
25,000 26,286
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Navient Corp.
6.750%, 06/25/25 116,000 116,137
6.750%, 06/15/26 50,000 50,351
OneMain Finance Corp.
3.500%, 01/15/27 50,000 47,924
3.875%, 09/15/28 90,000 83,427
6.625%, 05/15/29 202,000 202,643
Provident Funding Associates LP / PFG Finance Corp.
9.750%, 09/15/29
(a)
79,000 80,939
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(a)
200,000 191,995
3.625%, 03/01/29
(a)
75,000 69,179
United Wholesale Mortgage LLC
5.500%, 11/15/25
(a)
25,000 24,930
5.500%, 04/15/29
(a)
41,000 39,515
5.750%, 06/15/27
(a)
150,000 147,494
UWM Holdings LLC
6.625%, 02/01/30
(a)
80,000 79,243
Total 1,488,966
Food and Beverage 2.0%
Darling Ingredients, Inc.
5.250%, 04/15/27
(a)
126,000 124,641
Post Holdings, Inc.
5.500%, 12/15/29
(a)
82,000 79,812
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 04/30/29
(a)
55,000 52,588
6.250%, 04/01/29
(a)
131,000 130,686
US Foods, Inc.
4.750%, 02/15/29
(a)
50,000 48,238
6.875%, 09/15/28
(a)
100,000 102,762
Total 538,727
Foreign Government Obligations 1.0%
NOVA Chemicals Corp.
4.250%, 05/15/29
(a)
75,000 71,664
5.250%, 06/01/27
(a)
50,000 49,746
8.500%, 11/15/28
(a)
150,000 158,431
Total 279,841
Gaming 1.8%
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
110,000 101,057
7.000%, 02/15/30
(a)
50,000 50,619
Churchill Downs, Inc.
5.500%, 04/01/27
(a)
125,000 123,991
Light & Wonder International, Inc.
7.000%, 05/15/28
(a)
131,000 131,003
Penn Entertainment, Inc.
4.125%, 07/01/29
(a)
45,000 39,955
Scientific Games Holdings LP/Scientific Games US Finco , Inc.
6.625%, 03/01/30
(a)
27,000 25,458
Total 472,083
Health Care 5.5%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29
(a)
107,000 101,212
5.500%, 07/01/28
(a)
109,000 106,196
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
125,000 120,710
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
50,000 51,795
Charles River Laboratories International, Inc.
4.250%, 05/01/28
(a)
75,000 71,719

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CHS/Community Health Systems, Inc.
5.625%, 03/15/27
(a)
150,000 143,302
IQVIA, Inc.
5.000%, 10/15/26
(a)
100,000 99,274
Medline Borrower LP
3.875%, 04/01/29
(a)
125,000 116,808
5.250%, 10/01/29
(a)
166,000 159,309
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, 04/01/29
(a)
125,000 126,664
Teleflex, Inc.
4.625%, 11/15/27 25,000 24,327
Tenet Healthcare Corp.
4.625%, 06/15/28 50,000 48,237
5.125%, 11/01/27 175,000 172,418
6.125%, 10/01/28 125,000 124,406
Total 1,466,377
Home Construction 0.4%
Taylor Morrison Communities, Inc.
5.750%, 01/15/28
(a)
100,000 99,764
Independent Energy 3.6%
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
132,000 136,362
CNX Resources Corp.
6.000%, 01/15/29
(a)
66,000 65,081
Expand Energy Corp.
5.375%, 02/01/29 50,000 49,821
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(a)
110,000 106,397
6.250%, 11/01/28
(a)
150,000 149,689
Matador Resources Co.
6.875%, 04/15/28
(a)
155,000 156,691
Permian Resources Operating LLC
5.375%, 01/15/26
(a)
26,000 25,893
5.875%, 07/01/29
(a)
41,000 40,497
8.000%, 04/15/27
(a)
125,000 127,314
SM Energy Co.
6.750%, 08/01/29
(a)
125,000 123,263
Total 981,008
Leisure 7.6%
Boyne USA, Inc.
4.750%, 05/15/29
(a)
140,000 131,931
Carnival Corp.
5.750%, 03/01/27
(a)
200,000 200,100
5.750%, 03/15/30
(a)
32,000 31,869
6.000%, 05/01/29
(a)
175,000 173,829
7.625%, 03/01/26
(a)
30,000 30,004
Cinemark USA, Inc.
5.250%, 07/15/28
(a)
195,000 189,314
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
80,000 78,056
5.625%, 03/15/26
(a)
18,000 17,969
NCL Corp. Ltd.
5.875%, 03/15/26
(a)
19,000 18,957
5.875%, 02/15/27
(a)
100,000 99,794
Royal Caribbean Cruises Ltd.
4.250%, 07/01/26
(a)
100,000 98,466
5.500%, 04/01/28
(a)
100,000 99,570
5.500%, 08/31/26
(a)
100,000 99,970
Six Flags Entertainment Corp.
5.500%, 04/15/27
(a)
275,000 271,381
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum
Management Corp.
5.375%, 04/15/27 125,000 123,273
6.500%, 10/01/28 100,000 100,410
Viking Cruises Ltd.
5.875%, 09/15/27
(a)
130,000 129,307
7.000%, 02/15/29
(a)
154,000 154,515
Total 2,048,715
Lodging 0.8%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
5.000%, 06/01/29
(a)
70,000 65,441
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29
(a)
50,000 45,834
4.750%, 01/15/28 100,000 95,213
Total 206,488
Media and Entertainment 1.7%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
75,000 72,583
9.000%, 09/15/28
(a)
125,000 128,642
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
29,000 28,309
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29
(a)
62,000 57,430
5.000%, 08/15/27
(a)
90,000 88,228
Univision Communications, Inc.
6.625%, 06/01/27
(a)
50,000 49,542
8.000%, 08/15/28
(a)
25,000 25,107
Total 449,841
Metals and Mining 2.5%
Constellium SE
3.750%, 04/15/29
(a)
75,000 68,079
5.625%, 06/15/28
(a)
125,000 121,221
Hudbay Minerals, Inc.
4.500%, 04/01/26
(a)
209,000 205,800
6.125%, 04/01/29
(a)
50,000 49,838
Kaiser Aluminum Corp.
4.625%, 03/01/28
(a)
96,000 91,110
Novelis Corp.
3.250%, 11/15/26
(a)
50,000 48,398
4.750%, 01/30/30
(a)
75,000 69,772
Novelis , Inc.
6.875%, 01/30/30
(a)
20,000 20,235
Total 674,453
Midstream 5.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(a)
50,000 48,916
5.750%, 01/15/28
(a)
50,000 49,748
5.750%, 03/01/27
(a)
100,000 99,589
CNX Midstream Partners LP
4.750%, 04/15/30
(a)
30,000 27,993
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
162,000 167,760
DT Midstream, Inc.
4.125%, 06/15/29
(a)
50,000 47,081
EQM Midstream Partners LP
4.500%, 01/15/29
(a)
70,000 67,874
6.375%, 04/01/29
(a)
25,000 25,509
7.500%, 06/01/27
(a)
50,000 51,122
Hess Midstream Operations LP
5.875%, 03/01/28
(a)
19,000 19,104

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.500%, 06/01/29
(a)
26,000 26,507
NuStar Logistics LP
5.625%, 04/28/27 50,000 49,725
6.000%, 06/01/26 25,000 25,062
Rockies Express Pipeline LLC
4.950%, 07/15/29
(a)
70,000 66,997
Sunoco LP
7.000%, 05/01/29
(a)
154,000 157,655
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 25,000 24,936
7.000%, 09/15/28
(a)
99,000 101,274
TransMontaigne Partners LLC
8.500%, 06/15/30
(a)
51,000 51,412
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
75,000 69,485
6.250%, 01/15/30
(a)
34,000 34,448
Venture Global LNG, Inc.
7.000%, 01/15/30
(a)
15,000 14,781
8.125%, 06/01/28
(a)
134,000 136,867
9.500%, 02/01/29
(a)
100,000 107,224
Total 1,471,069
Oil Field Services 1.6%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(a)
75,000 75,025
Kodiak Gas Services LLC
7.250%, 02/15/29
(a)
126,000 128,571
Nabors Industries, Inc.
7.375%, 05/15/27
(a)
75,000 73,996
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
45,238 46,231
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 09/01/27 100,000 100,083
Total 423,906
Other Industry 1.0%
Williams Scotsman, Inc.
4.625%, 08/15/28
(a)
163,000 157,979
6.625%, 04/15/30
(a)
56,000 56,589
6.625%, 06/15/29
(a)
50,000 50,575
Total 265,143
Other REIT 2.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27
(a)
125,000 121,692
4.750%, 06/15/29
(a)
50,000 47,650
5.250%, 10/01/25
(a)
91,000 90,736
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance
Co.-Issuer
5.875%, 10/01/28
(a)
195,000 190,417
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, 07/15/28
(a)
100,000 102,495
Total 552,990
Packaging 2.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
75,000 67,218
4.000%, 09/01/29
(a)
60,000 51,128
6.000%, 06/15/27
(a)
125,000 123,315
Berry Global, Inc.
4.500%, 02/15/26
(a)
50,000 49,701
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
65,000 65,361
8.750%, 04/15/30
(a)
34,000 34,496
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Sealed Air Corp.
4.000%, 12/01/27
(a)
50,000 48,126
5.000%, 04/15/29
(a)
38,000 36,901
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(a)
50,000 50,014
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
255,000 251,175
Total 777,435
Pharmaceuticals 0.2%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
50,000 46,731
Property & Casualty 2.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, 10/15/27
(a)
50,000 48,261
6.750%, 10/15/27
(a)
100,000 99,691
6.750%, 04/15/28
(a)
201,000 201,835
AmWINS Group, Inc.
6.375%, 02/15/29
(a)
125,000 125,958
AssuredPartners , Inc.
5.625%, 01/15/29
(a)
61,000 60,866
BroadStreet Partners, Inc.
5.875%, 04/15/29
(a)
54,000 51,771
HUB International Ltd.
5.625%, 12/01/29
(a)
100,000 96,641
Total 685,023
Restaurants 1.2%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 01/15/28
(a)
213,000 204,296
6.125%, 06/15/29
(a)
125,000 126,012
Total 330,308
Retailers 3.1%
Asbury Automotive Group, Inc.
4.500%, 03/01/28 125,000 120,305
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 49,372
Belron UK Finance PLC
5.750%, 10/15/29
(a)
25,000 24,827
Group 1 Automotive, Inc.
4.000%, 08/15/28
(a)
100,000 94,071
6.375%, 01/15/30
(a)
64,000 64,212
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
97,000 90,973
Lithia Motors, Inc.
3.875%, 06/01/29
(a)
72,000 66,059
4.625%, 12/15/27
(a)
75,000 72,704
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
125,000 116,946
7.750%, 02/15/29
(a)
100,000 91,895
Wolverine World Wide, Inc.
4.000%, 08/15/29
(a)
37,000 31,292
Total 822,656
Technology 10.1%
Block, Inc.
2.750%, 06/01/26 50,000 48,505
Camelot Finance SA
4.500%, 11/01/26
(a)
150,000 147,329
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 06/15/29
(a)
66,000 57,918
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
96,000 83,253

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
90,000 80,308
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
275,000 267,358
9.000%, 09/30/29
(a)
76,000 75,783
Ellucian Holdings, Inc.
6.500%, 12/01/29
(a)
27,000 26,629
Entegris , Inc.
3.625%, 05/01/29
(a)
75,000 68,998
4.375%, 04/15/28
(a)
125,000 119,884
Gen Digital, Inc.
6.750%, 09/30/27
(a)
75,000 75,956
HealthEquity , Inc.
4.500%, 10/01/29
(a)
50,000 46,860
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.625%, 05/01/28
(a)
100,000 90,072
ION Trading Technologies Sarl
5.750%, 05/15/28
(a)
82,000 76,312
Iron Mountain, Inc.
4.875%, 09/15/27
(a)
125,000 122,492
5.000%, 07/15/28
(a)
25,000 24,249
5.250%, 03/15/28
(a)
125,000 122,243
7.000%, 02/15/29
(a)
125,000 127,869
NCR Atleos Corp.
9.500%, 04/01/29
(a)
191,000 207,068
NCR Voyix Corp.
5.000%, 10/01/28
(a)
165,000 158,743
5.125%, 04/15/29
(a)
98,000 93,323
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
50,000 43,368
Open Text Corp.
3.875%, 02/15/28
(a)
75,000 70,768
Sensata Technologies BV
4.000%, 04/15/29
(a)
58,000 53,293
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.625%, 11/01/26
(a)
133,000 131,076
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
90,000 89,324
Synaptics , Inc.
4.000%, 06/15/29
(a)
58,000 53,179
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp.
3.875%, 02/01/29
(a)
167,000 153,254
Total 2,715,414
Transportation Services 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, 04/01/28
(a)
25,000 22,892
5.375%, 03/01/29
(a)
50,000 45,006
5.750%, 07/15/27
(a)
80,000 77,266
Total 145,164
Wirelines 0.7%
Frontier Communications Holdings LLC
5.875%, 10/15/27
(a)
100,000 100,013
Iliad Holding SASU
7.000%, 10/15/28
(a)
100,000 101,234
Total 201,247
Total Corporate Bonds
(Cost $26,506,533) 26,233,793
Money Market Funds 0.8%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.174%
(c)
219,494 219,494
Total Money Market Funds
(Cost $219,494) 219,494
Total Investments in Securities
(Cost $26,726,027) 26,453,287
Other Assets & Liabilities, Net 419,890
Net Assets 26,873,177

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Active ETFs | 2025
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $23,850,194, which represents 88.75% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) The rate shown is the seven-day current annualized yield at March 31, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 26,233,793 – 26,233,793

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 9
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Money Market Funds 219,494 – – 219,494
Total Investments in Securities 219,494 26,233,793 – 26,453,287
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

PORTFOLIO OF INVESTMENTS
Columbia U.S. High Yield ETF
March 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Active ETFs | 2025
Corporate Bonds   97.1%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 2.9%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(a)
50,000 50,752
Bombardier, Inc.
7.000%, 06/01/32
(a)
50,000 49,836
8.750%, 11/15/30
(a)
100,000 105,638
Spirit Aerosystems , Inc.
4.600%, 06/15/28 50,000 47,975
9.750%, 11/15/30
(a)
50,000 55,250
TransDigm , Inc.
4.625%, 01/15/29 50,000 47,537
6.375%, 03/01/29
(a)
100,000 101,069
6.625%, 03/01/32
(a)
100,000 101,259
6.750%, 08/15/28
(a)
100,000 101,517
6.875%, 12/15/30
(a)
75,000 76,673
Total 737,506
Airlines 1.2%
Allegiant Travel Co.
7.250%, 08/15/27
(a)
50,000 48,492
American Airlines, Inc.
8.500%, 05/15/29
(a)
50,000 50,765
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
20,833 20,772
5.750%, 04/20/29
(a)
100,000 97,826
Jetblue Airways Corp. / Jetblue Loyalty LP
9.875%, 09/20/31
(a)
50,000 49,323
United Airlines, Inc.
4.625%, 04/15/29
(a)
50,000 47,329
Total 314,507
Automotive 2.0%
Adient Global Holdings Ltd.
7.000%, 04/15/28
(a)
50,000 50,137
8.250%, 04/15/31
(a)
50,000 48,501
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
50,000 44,452
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
75,000 76,076
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, 05/31/32
(a)
50,000 49,467
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 48,809
5.250%, 04/30/31 50,000 45,053
JB Poindexter & Co., Inc.
8.750%, 12/15/31
(a)
50,000 51,568
Phinia , Inc.
6.750%, 04/15/29
(a)
50,000 50,667
Tenneco, Inc.
8.000%, 11/17/28
(a)
50,000 47,699
Total 512,429
Banking 0.4%
Ally Financial, Inc.
6.700%, 02/14/33 50,000 49,986
Synchrony Financial
7.250%, 02/02/33 50,000 51,404
Total 101,390
Brokerage/Asset Managers/Exchanges 1.5%
AG Issuer LLC
6.250%, 03/01/28
(a)
50,000 49,181
Aretec Group, Inc.
10.000%, 08/15/30
(a)
50,000 53,732
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
50,000 45,225
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
50,000 47,220
Hunt Cos., Inc.
5.250%, 04/15/29
(a)
50,000 47,826
Jane Street Group / JSG Finance, Inc.
7.125%, 04/30/31
(a)
50,000 51,322
StoneX Group, Inc.
7.875%, 03/01/31
(a)
50,000 52,277
Vfh Parent LLC / Valor Co.-Issuer, Inc.
7.500%, 06/15/31
(a)
50,000 51,257
Total 398,040
Building Materials 2.5%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
50,000 44,809
6.375%, 03/01/34
(a)
50,000 49,739
Masterbrand, Inc.
7.000%, 07/15/32
(a)
50,000 49,971
Mohegan Tribal Gaming Authority
8.000%, 02/01/26
(a)
50,000 49,985
Quikrete Holdings, Inc.
6.375%, 03/01/32
(a)
100,000 100,532
6.750%, 03/01/33
(a)
50,000 49,829
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31
(a)
100,000 103,643
Standard Building Solutions, Inc.
6.500%, 08/15/32
(a)
50,000 50,021
Standard Industries, Inc.
3.375%, 01/15/31
(a)
50,000 43,484
4.375%, 07/15/30
(a)
100,000 92,240
Total 634,253
Cable and Satellite 6.1%
Cable One, Inc.
4.000%, 11/15/30
(a)
50,000 39,653
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
200,000 177,195
4.250%, 01/15/34
(a)
150,000 123,384
4.500%, 08/15/30
(a)
100,000 91,054
4.500%, 05/01/32 150,000 130,413
4.750%, 03/01/30
(a)
100,000 92,667
5.000%, 02/01/28
(a)
100,000 97,026
5.125%, 05/01/27
(a)
50,000 49,235
Directv Financing LLC
8.875%, 02/01/30
(a)
50,000 47,708
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
100,000 96,940
DISH Network Corp.
11.750%, 11/15/27
(a)
155,000 163,313
Echostar Corp.
Series ., 10.750%, 11/30/29 123,491 129,808
Sirius XM Radio LLC
4.125%, 07/01/30
(a)
100,000 88,923
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
100,000 93,207
5.000%, 08/01/27
(a)
100,000 97,699
Viasat , Inc.
5.625%, 04/15/27
(a)
50,000 47,971
Total 1,566,196

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Chemicals 2.9%
Celanese US Holdings LLC
6.629%, 07/15/32 50,000 51,355
6.800%, 11/15/30 50,000 51,833
6.950%, 11/15/33 50,000 52,256
Chemours Co. (The)
4.625%, 11/15/29
(a)
50,000 42,764
Element Solutions, Inc.
3.875%, 09/01/28
(a)
50,000 47,088
Ingevity Corp.
3.875%, 11/01/28
(a)
50,000 46,680
Methanex Corp.
5.125%, 10/15/27 50,000 48,893
Olympus Water US Holding Corp.
9.750%, 11/15/28
(a)
100,000 103,926
Parkland Corp.
4.625%, 05/01/30
(a)
75,000 70,280
Scih Salt Holdings, Inc.
4.875%, 05/01/28
(a)
50,000 47,545
SK Invictus Internediate II Sarl
5.000%, 10/30/29
(a)
50,000 46,955
Tronox , Inc.
4.625%, 03/15/29
(a)
50,000 42,671
Windsor Holdings III LLC
8.500%, 06/15/30
(a)
50,000 51,805
WR Grace Holdings LLC
5.625%, 08/15/29
(a)
50,000 43,028
Total 747,079
Construction Machinery 1.3%
EquipmentShare.Com, Inc.
8.625%, 05/15/32
(a)
50,000 51,691
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
50,000 49,874
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
50,000 49,821
6.625%, 06/15/29
(a)
50,000 50,201
RB Global Holdings, Inc.
7.750%, 03/15/31
(a)
50,000 52,315
United Rentals North America, Inc.
3.750%, 01/15/32 50,000 44,182
6.125%, 03/15/34
(a)
50,000 50,093
Total 348,177
Consumer Cyclical Services 3.1%
Allied Universal Holdco LLC
7.875%, 02/15/31
(a)
50,000 50,676
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.750%, 07/15/27
(a)
100,000 100,286
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4
Sarl
4.625%, 06/01/28
(a)
50,000 47,376
4.625%, 06/01/28
(a)
50,000 47,264
Arches Buyer, Inc.
6.125%, 12/01/28
(a)
75,000 65,912
Bcpe Empire Holdings, Inc.
7.625%, 05/01/27
(a)
50,000 49,204
Garda World Security Corp.
6.000%, 06/01/29
(a)
75,000 70,224
Geo Group, Inc. (The)
10.250%, 04/15/31 50,000 54,405
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(a)
50,000 49,562
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Match Group Holdings II LLC
4.625%, 06/01/28
(a)
50,000 47,984
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(a)
12,000 11,992
Service Corp. International
4.000%, 05/15/31 75,000 68,057
Staples, Inc.
10.750%, 09/01/29
(a)
100,000 90,479
Wash Multifamily Acquisition, Inc.
5.750%, 04/15/26
(a)
50,000 49,562
Total 802,983
Consumer Products 1.6%
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
25,000 22,824
Edgewell Personal Care Co.
5.500%, 06/01/28
(a)
50,000 48,988
Energizer Holdings, Inc.
4.375%, 03/31/29
(a)
75,000 69,815
Newell Brands, Inc.
6.375%, 09/15/27 50,000 50,311
6.625%, 09/15/29 100,000 100,201
Perrigo Finance Unlimited Co.
4.900%, 06/15/30 50,000 47,796
Somnigroup International, Inc.
3.875%, 10/15/31
(a)
75,000 65,854
Total 405,789
Diversified Manufacturing 1.5%
Chart Industries, Inc.
7.500%, 01/01/30
(a)
50,000 51,911
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
100,000 100,185
Griffon Corp.
5.750%, 03/01/28 50,000 48,912
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
9.000%, 02/15/29
(a)
50,000 50,102
Madison IAQ LLC
5.875%, 06/30/29
(a)
50,000 47,233
WESCO Distribution, Inc.
6.375%, 03/15/33
(a)
50,000 50,245
6.625%, 03/15/32
(a)
50,000 50,748
Total 399,336
Electric 3.2%
Calpine Corp.
4.625%, 02/01/29
(a)
100,000 95,955
5.125%, 03/15/28
(a)
50,000 49,202
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
50,000 43,989
Lightning Power LLC
7.250%, 08/15/32
(a)
50,000 51,536
Long Ridge Energy LLC
8.750%, 02/15/32
(a)
48,000 46,417
NRG Energy, Inc.
3.375%, 02/15/29
(a)
50,000 45,946
3.625%, 02/15/31
(a)
50,000 44,343
5.750%, 07/15/29
(a)
50,000 49,204
PG&E Corp.
5.000%, 07/01/28 50,000 48,678
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
50,000 46,416
Vistra Operations Co. LLC
4.375%, 05/01/29
(a)
100,000 94,970

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
6.875%, 04/15/32
(a)
100,000 101,955
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29
(a)
100,000 98,568
Total 817,179
Environmental 0.6%
GFL Environmental, Inc.
4.750%, 06/15/29
(a)
50,000 48,123
6.750%, 01/15/31
(a)
50,000 51,529
Wrangler Holdco Corp.
6.625%, 04/01/32
(a)
50,000 50,923
Total 150,575
Finance Companies 4.6%
Firstcash , Inc.
5.625%, 01/01/30
(a)
50,000 48,499
Fortress Transportation And Infrastructure Investors LLC
7.000%, 06/15/32
(a)
50,000 50,713
7.875%, 12/01/30
(a)
50,000 52,129
Freedom Mortgage Corp.
12.000%, 10/01/28
(a)
50,000 53,700
12.250%, 10/01/30
(a)
50,000 55,126
Goeasy Ltd.
7.625%, 07/01/29
(a)
50,000 50,049
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30
(a)
100,000 99,779
5.500%, 08/15/28
(a)
50,000 49,571
Navient Corp.
4.875%, 03/15/28 50,000 47,697
Series MTN, 5.625%, 08/01/33 25,000 21,545
9.375%, 07/25/30 50,000 53,295
OneMain Finance Corp.
3.875%, 09/15/28 50,000 46,348
5.375%, 11/15/29 100,000 95,212
7.125%, 11/15/31 50,000 50,361
7.875%, 03/15/30 50,000 51,831
Pennymac Financial Services, Inc.
7.875%, 12/15/29
(a)
100,000 104,276
Provident Funding Associates LP / PFG Finance Corp.
9.750%, 09/15/29
(a)
60,000 61,473
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
50,000 44,862
4.000%, 10/15/33
(a)
50,000 42,876
United Wholesale Mortgage LLC
5.500%, 04/15/29
(a)
50,000 48,189
5.750%, 06/15/27
(a)
50,000 49,165
Total 1,176,696
Food and Beverage 2.6%
Aramark Services, Inc.
5.000%, 02/01/28
(a)
50,000 49,089
B&G Foods, Inc.
8.000%, 09/15/28
(a)
50,000 50,249
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
50,000 51,640
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
50,000 49,713
Lamb Weston Holdings, Inc.
4.375%, 01/31/32
(a)
50,000 45,638
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
50,000 46,813
5.500%, 10/15/27
(a)
50,000 49,538
Post Holdings, Inc.
4.500%, 09/15/31
(a)
50,000 45,294
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.625%, 04/15/30
(a)
50,000 46,688
5.500%, 12/15/29
(a)
100,000 97,332
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food,
Inc./Simmons Feed
4.625%, 03/01/29
(a)
50,000 46,395
United Natural Foods, Inc.
6.750%, 10/15/28
(a)
50,000 49,398
US Foods, Inc.
4.625%, 06/01/30
(a)
50,000 47,464
Total 675,251
Gaming 2.7%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
50,000 46,122
Caesars Entertainment, Inc.
6.000%, 10/15/32
(a)
50,000 46,695
7.000%, 02/15/30
(a)
100,000 101,239
Churchill Downs, Inc.
5.500%, 04/01/27
(a)
50,000 49,596
5.750%, 04/01/30
(a)
50,000 48,960
Light & Wonder International, Inc.
7.250%, 11/15/29
(a)
50,000 50,806
MGM Resorts International
4.750%, 10/15/28 50,000 48,156
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/29
(a)
50,000 46,972
Molina Healthcare, Inc.
3.875%, 11/15/30
(a)
75,000 67,107
Scientific Games Holdings LP/Scientific Games US Finco , Inc.
6.625%, 03/01/30
(a)
50,000 47,144
Station Casinos LLC
4.625%, 12/01/31
(a)
50,000 44,941
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
50,000 49,451
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29
(a)
50,000 47,986
Total 695,175
Health Care 4.9%
AdaptHealth LLC
5.125%, 03/01/30
(a)
50,000 45,648
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
50,000 51,795
Chs /Community Health Systems, Inc.
4.750%, 02/15/31
(a)
50,000 39,497
CHS/Community Health Systems, Inc.
5.250%, 05/15/30
(a)
50,000 41,233
5.625%, 03/15/27
(a)
50,000 47,767
6.000%, 01/15/29
(a)
50,000 44,437
6.875%, 04/15/29
(a)
50,000 32,362
10.875%, 01/15/32
(a)
50,000 49,429
CVS Health Corp.
7.000%, (US 5 Year CMT T-Note +
2.886%), 03/10/55
(b)
50,000 50,371
DaVita, Inc.
4.625%, 06/01/30
(a)
100,000 92,165
6.875%, 09/01/32
(a)
100,000 100,632
LifePoint Health, Inc.
9.875%, 08/15/30
(a)
50,000 52,806
Medline Borrower LP
3.875%, 04/01/29
(a)
100,000 93,447
5.250%, 10/01/29
(a)
75,000 71,977

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Prime Healthcare Services, Inc.
9.375%, 09/01/29
(a)
50,000 47,342
Star Parent, Inc.
9.000%, 10/01/30
(a)
50,000 49,420
Surgery Center Holdings, Inc.
7.250%, 04/15/32
(a)
50,000 49,389
Tenet Healthcare Corp.
4.375%, 01/15/30 50,000 46,895
5.125%, 11/01/27 70,000 68,967
6.125%, 10/01/28 100,000 99,525
6.125%, 06/15/30 50,000 49,843
6.750%, 05/15/31 50,000 50,739
Total 1,275,686
Healthcare Insurance 0.2%
Murphy Oil USA, Inc.
3.750%, 02/15/31
(a)
50,000 44,453
Home Construction 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/30
(a)
50,000 43,753
Century Communities, Inc.
3.875%, 08/15/29
(a)
50,000 44,931
Mattamy Group Corp.
5.250%, 12/15/27
(a)
50,000 48,652
Total 137,336
Independent Energy 4.6%
Baytex Energy Corp.
8.500%, 04/30/30
(a)
50,000 50,857
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
50,000 51,652
8.750%, 07/01/31
(a)
50,000 51,435
CNX Resources Corp.
6.000%, 01/15/29
(a)
50,000 49,304
Crescent Energy Finance LLC
7.625%, 04/01/32
(a)
50,000 49,484
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/28
(a)
50,000 50,753
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, 02/01/31
(a)
50,000 46,722
6.000%, 04/15/30
(a)
50,000 47,514
6.250%, 04/15/32
(a)
50,000 46,782
6.875%, 05/15/34
(a)
50,000 47,090
Kraken Oil & Gas Partners LLC
7.625%, 08/15/29
(a)
50,000 48,676
Matador Resources Co.
6.500%, 04/15/32
(a)
50,000 49,606
McAfee Corp.
6.750%, 03/01/29
(a)
50,000 48,883
Meg Energy Corp.
5.875%, 02/01/29
(a)
50,000 49,158
Northern Oil & Gas, Inc.
8.125%, 03/01/28
(a)
50,000 50,141
Permian Resources Operating LLC
5.875%, 07/01/29
(a)
50,000 49,386
6.250%, 02/01/33
(a)
50,000 49,839
7.000%, 01/15/32
(a)
50,000 51,202
Range Resources Corp.
8.250%, 01/15/29 50,000 51,485
Saturn Oil & Gas, Inc.
9.625%, 06/15/29
(a)
48,000 46,426
SM Energy Co.
6.750%, 08/01/29
(a)
50,000 49,305
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.000%, 08/01/32
(a)
50,000 49,211
Talos Production, Inc.
9.375%, 02/01/31
(a)
50,000 50,936
TNGR Intermediate Holdings LLC
5.500%, 10/15/29
(a)
50,000 47,034
Total 1,182,881
Leisure 2.6%
Carnival Corp.
5.750%, 03/01/27
(a)
50,000 50,025
6.000%, 05/01/29
(a)
100,000 99,331
Cinemark USA, Inc.
7.000%, 08/01/32
(a)
50,000 50,498
Life Time, Inc.
6.000%, 11/15/31
(a)
50,000 49,643
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
50,000 48,785
NCL Corp. Ltd.
5.875%, 03/15/26
(a)
8,000 7,982
NCL Finance Ltd.
6.125%, 03/15/28
(a)
50,000 49,857
Royal Caribbean Cruises Ltd.
6.000%, 02/01/33
(a)
100,000 100,063
SIX Flags Entertainment Corp.
7.250%, 05/15/31
(a)
50,000 50,145
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's
Wonderland Co.
6.625%, 05/01/32
(a)
50,000 50,426
Viking Cruises Ltd.
9.125%, 07/15/31
(a)
50,000 53,407
VOC Escrow Ltd.
5.000%, 02/15/28
(a)
50,000 48,721
Total 658,883
Life Insurance 0.4%
Aph Somerset Investor 2 LLC / Aph2 Somerset Investor 2 LLC / Aph3
Somerset Inves
7.875%, 11/01/29
(a)
50,000 49,267
Global Atlantic Fin Co.
7.950%, (US 5 Year CMT T-Note +
3.608%), 10/15/54
(a),(b)
50,000 51,920
Total 101,187
Lodging 0.7%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
50,000 43,801
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
6.625%, 01/15/32
(a)
50,000 49,600
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
4.875%, 07/01/31
(a)
50,000 43,938
Travel + Leisure Co.
4.500%, 12/01/29
(a)
50,000 46,735
Total 184,074
Media and Entertainment 3.3%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
50,000 48,389
7.500%, 06/01/29
(a)
50,000 41,285
9.000%, 09/15/28
(a)
50,000 51,457
Gray Media, Inc.
10.500%, 07/15/29
(a)
50,000 52,231
Lamar Media Corp.
3.625%, 01/15/31 50,000 44,657

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
50,000 48,809
8.000%, 08/01/29
(a)
50,000 49,414
Nexstar Media, Inc.
5.625%, 07/15/27
(a)
100,000 98,586
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30
(a)
50,000 45,664
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
50,000 48,783
ROBLOX Corp.
3.875%, 05/01/30
(a)
50,000 45,529
TEGNA, Inc.
4.625%, 03/15/28 100,000 94,934
Univision Communications, Inc.
4.500%, 05/01/29
(a)
50,000 44,185
6.625%, 06/01/27
(a)
50,000 49,542
7.375%, 06/30/30
(a)
50,000 47,989
8.000%, 08/15/28
(a)
50,000 50,214
Total 861,668
Metals and Mining 1.9%
Alcoa Nederland Holding BV
7.125%, 03/15/31
(a)
50,000 51,458
Arsenal AIC Parent LLC
11.500%, 10/01/31
(a)
50,000 54,303
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(a)
50,000 48,965
7.000%, 03/15/32
(a)
100,000 95,982
7.500%, 09/15/31
(a)
50,000 48,827
Compass Minerals International, Inc.
6.750%, 12/01/27
(a)
50,000 48,008
Kaiser Aluminum Corp.
4.500%, 06/01/31
(a)
50,000 44,247
Novelis Corp.
4.750%, 01/30/30
(a)
100,000 93,030
Total 484,820
Midstream 6.7%
AmeriGas Partners LP / Amerigas Finance Corp.
5.750%, 05/20/27 50,000 48,120
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/27
(a)
50,000 49,794
6.625%, 02/01/32
(a)
50,000 50,852
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.250%, 07/15/32
(a)
50,000 51,791
Buckeye Partners LP
6.875%, 07/01/29
(a)
50,000 50,817
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
50,000 51,778
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
50,000 48,019
6.375%, 04/01/29
(a)
50,000 51,019
Ferrellgas LP / Ferrellgas Finance Corp.
5.375%, 04/01/26
(a)
50,000 49,527
5.875%, 04/01/29
(a)
50,000 45,270
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/27 18,000 18,360
8.250%, 01/15/29 50,000 51,589
Harvest Midstream I LP
7.500%, 05/15/32
(a)
50,000 51,314
Hess Midstream Operations LP
4.250%, 02/15/30
(a)
50,000 47,097
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Howard Midstream Energy Partners LLC
8.875%, 07/15/28
(a)
100,000 104,269
ITT Holdings LLC
6.500%, 08/01/29
(a)
50,000 46,121
Kinetik Holdings LP
6.625%, 12/15/28
(a)
50,000 50,776
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
50,000 42,259
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
50,000 50,362
8.375%, 02/15/32
(a)
50,000 50,154
Nustar Logistics LP
6.375%, 10/01/30 50,000 50,475
Sunoco LP
7.000%, 05/01/29
(a)
50,000 51,187
Sunoco LP / Sunoco Finance Corp.
4.500%, 04/30/30 50,000 46,769
7.000%, 09/15/28
(a)
50,000 51,149
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(a)
50,000 48,761
6.000%, 12/31/30
(a)
50,000 47,566
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
100,000 102,140
8.375%, 06/01/31
(a)
100,000 101,350
9.500%, 02/01/29
(a)
100,000 107,224
9.875%, 02/01/32
(a)
100,000 106,242
Total 1,722,151
Oil Field Services 2.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.625%, 09/01/32
(a)
50,000 50,203
Enerflex Ltd.
9.000%, 10/15/27
(a)
46,000 47,228
Nabors Industries, Inc.
8.875%, 08/15/31
(a)
50,000 43,471
9.125%, 01/31/30
(a)
60,000 60,031
Noble Finance II LLC
8.000%, 04/15/30
(a)
50,000 49,961
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
45,238 46,231
Transocean, Inc.
8.500%, 05/15/31
(a)
50,000 48,623
8.750%, 02/15/30
(a)
40,000 41,533
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
50,000 50,859
Valaris Ltd.
8.375%, 04/30/30
(a)
50,000 50,044
Weatherford International Ltd.
8.625%, 04/30/30
(a)
50,000 50,764
Total 538,948
Other Financial Institutions 1.0%
Credit Acceptance Corp.
9.250%, 12/15/28
(a)
50,000 52,934
Howard Hughes Corp. (The)
4.125%, 02/01/29
(a)
50,000 45,718
5.375%, 08/01/28
(a)
50,000 48,386
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.750%, 01/15/29 50,000 49,710
Kennedy-Wilson, Inc.
4.750%, 03/01/29 15,000 13,723
4.750%, 02/01/30 50,000 44,776
Total 255,247

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Other Industry 0.8%
Arcosa , Inc.
6.875%, 08/15/32
(a)
50,000 50,722
Brand Industrial Services, Inc.
10.375%, 08/01/30
(a)
50,000 47,843
Hillenbrand, Inc.
6.250%, 02/15/29 50,000 50,172
Williams Scotsman, Inc.
6.625%, 06/15/29
(a)
50,000 50,575
Total 199,312
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/29
(a)
50,000 47,650
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance
Co.-Issuer
4.875%, 05/15/29
(a)
50,000 46,792
Rhp Hotel Properties LP / Rhp Finance Corp.
6.500%, 04/01/32
(a)
100,000 99,854
Rlj Lodging Trust LP
4.000%, 09/15/29
(a)
50,000 44,924
Service Properties Trust
8.625%, 11/15/31
(a)
50,000 52,741
Starwood Property Trust, Inc.
7.250%, 04/01/29
(a)
100,000 102,702
XHR LP
4.875%, 06/01/29
(a)
50,000 46,824
Total 441,487
Packaging 1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
50,000 44,812
4.000%, 09/01/29
(a)
50,000 42,606
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
50,000 50,278
8.750%, 04/15/30
(a)
50,000 50,729
Labl , Inc.
5.875%, 11/01/28
(a)
50,000 39,353
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
75,000 73,526
9.250%, 04/15/27
(a)
50,000 47,128
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31
(a)
50,000 48,815
Pactiv Evergreen Group Issuer LLC /  Pactiv Evergreen Group Issuer, Inc.
4.375%, 10/15/28
(a)
50,000 51,094
Total 448,341
Paper 0.4%
Magnera Corp.
7.250%, 11/15/31
(a)
50,000 48,618
Veritiv Operating Co.
10.500%, 11/30/30
(a)
50,000 53,143
Total 101,761
Pharmaceuticals 1.8%
Bausch Health Cos., Inc.
4.875%, 06/01/28
(a)
100,000 80,361
5.750%, 08/15/27
(a)
25,000 24,956
11.000%, 09/30/28
(a)
25,000 23,892
Elanco Animal Health, Inc.
6.650%, 08/28/28 50,000 50,600
ENDO Finance Holdings, Inc.
8.500%, 04/15/31
(a)
50,000 52,104
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Grifols SA
4.750%, 10/15/28
(a)
100,000 92,405
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
50,000 46,732
5.125%, 04/30/31
(a)
50,000 43,636
7.875%, 05/15/34
(a)
50,000 48,624
Total 463,310
Property & Casualty 3.1%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, 02/15/29
(a)
50,000 46,773
8.500%, 06/15/29
(a)
50,000 52,011
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, 10/01/31
(a)
50,000 49,149
6.750%, 10/15/27
(a)
50,000 49,846
6.750%, 04/15/28
(a)
50,000 50,208
7.000%, 01/15/31
(a)
50,000 50,200
Amwins Group, Inc.
4.875%, 06/30/29
(a)
50,000 47,090
Ardonagh Finco Ltd.
7.750%, 02/15/31
(a)
37,000 37,753
BroadStreet Partners, Inc.
5.875%, 04/15/29
(a)
50,000 47,936
HUB International Ltd.
7.250%, 06/15/30
(a)
100,000 102,915
7.375%, 01/31/32
(a)
50,000 50,924
Jones Deslauriers Insurance Management, Inc.
10.500%, 12/15/30
(a)
50,000 53,525
Liberty Mutual Group, Inc.
4.125%, (US 5 Year CMT T-Note +
3.315%), 12/15/51
(a),(b)
50,000 47,644
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
100,000 101,829
Total 787,803
Railroads 0.4%
Genesee & Wyoming, Inc.
6.250%, 04/15/32
(a)
50,000 49,941
Watco Cos. LLC / Watco Finance Corp.
7.125%, 08/01/32
(a)
50,000 50,244
Total 100,185
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
7.875%, 09/15/30
(a)
50,000 43,754
Restaurants 0.9%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
100,000 90,529
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
6.750%, 01/15/30
(a)
100,000 86,585
Yum! Brands, Inc.
5.375%, 04/01/32 50,000 48,745
Total 225,859
Retail REIT 0.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
Ggsi Sellco LLC
4.500%, 04/01/27
(a)
50,000 47,918
Retailers 4.2%
Asbury Automotive Group, Inc.
5.000%, 02/15/32
(a)
50,000 45,289
Bath & Body Works, Inc.
6.875%, 11/01/35 75,000 75,916
Carvana Co.
9.000%, 06/01/31
(a),(c)
53,500 59,373

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
9.000%, 06/01/30
(a),(c)
50,000 52,917
12.000%, 12/01/28
(a),(c)
42,971 44,315
Gap, Inc. (The)
3.875%, 10/01/31
(a)
50,000 43,177
Group 1 Automotive, Inc.
6.375%, 01/15/30
(a)
50,000 50,165
Hanesbrands, Inc.
9.000%, 02/15/31
(a)
50,000 52,711
Lcm Investments Holdings II LLC
8.250%, 08/01/31
(a)
50,000 51,923
Lithia Motors, Inc.
4.375%, 01/15/31
(a)
50,000 45,307
Mavis Tire Express Services Topco Corp.
6.500%, 05/15/29
(a)
50,000 47,225
Miter Brands Acquisition Holdco, Inc. / Miwd Borrower LLC
6.750%, 04/01/32
(a)
50,000 49,579
Nordstrom, Inc.
5.000%, 01/15/44 50,000 36,907
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
50,000 46,778
7.750%, 02/15/29
(a)
50,000 45,948
Qvc , Inc.
4.750%, 02/15/27 50,000 45,254
Sonic Automotive, Inc.
4.875%, 11/15/31
(a)
50,000 44,749
Victoria's Secret & Co.
4.625%, 07/15/29
(a)
50,000 43,857
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44 50,000 45,264
8.125%, 08/15/29 50,000 51,017
Wand Newco 3, Inc.
7.625%, 01/30/32
(a)
50,000 51,193
Wolverine World Wide, Inc.
4.000%, 08/15/29
(a)
50,000 42,287
Total 1,071,151
Supermarkets 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
50,000 46,073
6.250%, 03/15/33
(a)
50,000 50,539
Total 96,612
Technology 8.5%
Amentum Holdings, Inc.
7.250%, 08/01/32
(a)
50,000 49,379
AthenaHealth Group Inc.
6.500%, 02/15/30
(a)
75,000 70,473
Block, Inc.
6.500%, 05/15/32
(a)
50,000 50,527
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
75,000 78,089
Capstone Borrower, Inc.
8.000%, 06/15/30
(a)
50,000 51,430
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
75,000 65,041
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
50,000 44,616
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
150,000 145,832
8.250%, 06/30/32
(a)
100,000 101,622
9.000%, 09/30/29
(a)
150,000 149,571
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Conduent Business Services LLC / Conduent State & Local Solutions,
Inc.
6.000%, 11/01/29
(a)
50,000 46,904
Fortress Intermediate 3, Inc.
7.500%, 06/01/31
(a)
50,000 50,559
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
8.750%, 05/01/29
(a)
100,000 99,510
Imola Merger Corp.
4.750%, 05/15/29
(a)
50,000 47,490
ION Trading Technologies Sarl
9.500%, 05/30/29
(a)
50,000 50,335
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
100,000 91,676
4.875%, 09/15/29
(a)
50,000 47,730
5.000%, 07/15/28
(a)
50,000 48,499
5.250%, 03/15/28
(a)
100,000 97,794
7.000%, 02/15/29
(a)
50,000 51,148
McAfee Corp.
7.375%, 02/15/30
(a)
50,000 44,302
NCR Atleos Corp.
9.500%, 04/01/29
(a)
50,000 54,206
NCR Voyix Corp.
5.125%, 04/15/29
(a)
15,000 14,284
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
75,000 65,052
Open Text Corp.
3.875%, 12/01/29
(a)
50,000 45,547
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
50,000 45,694
Sabre Glbl , Inc.
10.750%, 11/15/29
(a)
54,000 54,452
Seagate HDD Cayman
9.625%, 12/01/32 50,000 56,211
Sensata Technologies, Inc.
3.750%, 02/15/31
(a)
50,000 43,649
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
50,000 50,429
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
50,000 49,624
6.500%, 06/01/32
(a)
50,000 50,573
Twilio , Inc.
3.875%, 03/15/31 50,000 45,029
UKG, Inc.
6.875%, 02/01/31
(a)
100,000 101,478
Xerox Holdings Corp.
8.875%, 11/30/29
(a)
50,000 33,538
Total 2,192,293
Transportation Services 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, 03/01/29
(a)
50,000 45,006
8.000%, 02/15/31
(a)
50,000 48,769
Rand Parent LLC
8.500%, 02/15/30
(a)
50,000 49,447
Total 143,222
Wireless 0.4%
Rogers Communications, Inc.
7.000%, (US 5 Year CMT T-Note +
2.653%), 04/15/55
(b)
50,000 50,079
7.125%, (US 5 Year CMT T-Note +
2.620%), 04/15/55
(b)
50,000 49,776
Total 99,855

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 17
Notes to Portfolio of Investments
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wirelines 2.3%
Consolidated Communications, Inc.
6.500%, 10/01/28
(a)
50,000 48,377
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
75,000 74,090
6.000%, 01/15/30
(a)
100,000 100,210
8.625%, 03/15/31
(a)
50,000 53,285
Level 3 Financing, Inc.
10.500%, 04/15/29
(a)
50,000 55,323
10.750%, 12/15/30
(a)
50,000 55,266
11.000%, 11/15/29
(a)
50,000 55,788
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
96,000 102,038
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
50,000 45,623
Total 590,000
Total Corporate Bonds
(Cost $25,413,859) 24,982,758
Money Market Funds 1.2%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.174%
(d)
301,328 301,328
Total Money Market Funds
(Cost $301,328) 301,328
Total Investments in Securities
(Cost $25,715,187) 25,284,086
Other Assets & Liabilities, Net 425,292
Net Assets 25,709,378
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $21,815,758, which represents 84.86% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) The rate shown is the seven-day current annualized yield at March 31, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Active ETFs | 2025
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 24,982,758 – 24,982,758
Money Market Funds 301,328 – – 301,328
Total Investments in Securities 301,328 24,982,758 – 25,284,086
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 19
Columbia Short
Duration High Yield
ETF
Columbia U.S. High
Yield ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $26,726,027 and $25,715,187, respectively) $26,453,287 $25,284,086
Cash – 1,375
Receivable for:
Interest 429,030 433,469
Dividends 927 549
Total assets 26,883,244 25,719,479
Liabilities
Payable for:
Investment management fees 10,067 10,101
Total liabilities 10,067 10,101
Net assets applicable to outstanding capital stock $26,873,177 $25,709,378
Represented by:
Paid-in capital $26,999,364 $26,011,331
Total distributable earnings (loss) (126,187) (301,953)
Total - representing net assets applicable to outstanding capital stock $26,873,177 $25,709,378
Shares outstanding 1,350,050 1,300,050
Net asset value per share $19.91 $19.78

STATEMENT OF OPERATIONS
For the period from September 5, 2024 (commencement of operations) through March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Active ETFs | 2025
Columbia Short
Duration High Yield
ETF
Columbia U.S. High
Yield ETF
Investment Income:
Interest $888,606 $979,861
Dividends - unaffiliated issuers 10,699 5,304
Total income 899,305 985,165
Expenses:
Investment management fees 65,992 67,939
Total expenses 65,992 67,939
Net Investment Income 833,313 917,226
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 27,274 1,533
Net realized gain 27,274 1,533
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (272,740) (431,101)
Net change in unrealized depreciation (272,740) (431,101)
Net realized and unrealized loss (245,466) (429,568)
Net Increase in net assets resulting from operations $587,847 $487,658

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 21
Columbia Short
Duration High Yield
ETF
Columbia U.S. High
Yield ETF
Year Ended
March 31, 2025
(a)
Year Ended
March 31, 2025
(a)
Operations
Net investment income $833,313 $917,226
Net realized gain 27,274 1,533
Net change in unrealized depreciation (272,740) (431,101)
Net increase in net assets resulting from operations 587,847 487,658
Distributions to shareholders
Net investment income and net realized gains (714,034) (789,611)
Shareholder transactions
Proceeds from shares sold 1,998,364 1,010,331
Net increase in net assets resulting from shareholder transactions 1,998,364 1,010,331
Increase in net assets 1,872,177 708,378
Net Assets:
Net assets beginning of period 25,001,000
(b)
25,001,000
(c)
Net assets at end of period $26,873,177 $25,709,378
Capital stock activity
Shares outstanding, beginning of period 1,250,050 1,250,050
Shares sold 100,000 50,000
Shares outstanding, end of period 1,350,050 1,300,050
(a) Based on operations from September 5, 2024 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on August 28, 2024; additional cash of $820,784 and securities (including accrued income) of $24,179,216 were contributed on September 4, 2024.
(c) Initial cash of $1,000 was contributed on August 28, 2024; additional cash of $224,807 and securities (including accrued income) of $24,775,193 were contributed on September 4, 2024.

FINANCIAL HIGHLIGHTS
Columbia Short Duration High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Active ETFs | 2025
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended March
31,
2025
(a)
Per share data
Net asset value, beginning of year $20.00
Income (loss) from investment operations:
Net investment income 0.63
Net realized and unrealized loss (0.18)
Total from investment operations 0.45
Less distributions to shareholders:
Net investment income (0.54)
Net realized gains (0.00)
(b)
Total distribution to shareholders (0.54)
Net asset value, end of year $19.91
Total Return at NAV 2.29%
Total Return at Market Price 2.28%
Ratios to average net assets:
Total gross expenses
(c)
0.44%
Total net expenses
(c)(d)
0.44%
Net investment income 5.56%
Supplemental data
Net assets, end of
year
(in thousands) $26,873
Portfolio turnover 9%
(a) The Fund commenced operations on September 5, 2024. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 23
Year Ended March
31,
2025
(a)
Per share data
Net asset value, beginning of year $20.00
Income (loss) from investment operations:
Net investment income 0.71
Net realized and unrealized loss (0.32)
Total from investment operations 0.39
Less distributions to shareholders:
Net investment income (0.61)
Net realized gains (0.00)
(b)
Total distribution to shareholders (0.61)
Net asset value, end of year $19.78
Total Return at NAV 1.95%
Total Return at Market Price 1.85%
Ratios to average net assets:
Total gross expenses
(c)
0.46%
Total net expenses
(c)(d)
0.46%
Net investment income 6.21%
Supplemental data
Net assets, end of
year
(in thousands) $25,709
Portfolio turnover 12%
(a) The Fund commenced operations on September 5, 2024. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
March 31, 2025
24 Active ETFs | 2025
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Short Duration High Yield ETF and Columbia U.S. High Yield ETF. Each Fund is non-
diversified.
On August 28, 2024, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia Short Duration High
Yield ETF, which represented the initial capital for the Fund at $20 per share. On September 4, 2024, the Investment
Manager invested $24,179,216 of securities (including accrued income) and $820,784 of cash in the Fund at $20 per share. Shares of the Fund were first offered to the public on September 5, 2024.
On August 28, 2024, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia U.S. High Yield ETF, which represented the initial capital for the Fund at $20 per share. On September 4, 2024, the Investment Manager invested $24,775,193 of securities (including accrued income) and $224,807 of cash in the Fund at $20 per share.
Shares of the Fund were first offered to the public on September 5, 2024.
These financial statements cover the period from September 5, 2024 (commencement of operations) through March 31,
2025.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
Active ETFs | 2025 25
Segment reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated.
Certain Funds may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
26 Active ETFs | 2025
payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements
to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
Active ETFs | 2025 27
and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2025, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses and principal and/or interest of fixed income securities. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund
Effective investment
management
fee rate (%)
Columbia Short Duration High Yield ETF 0.44
Columbia U.S. High Yield ETF 0.46
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Short Duration High Yield ETF 6,958 (6,958) -
Columbia U.S. High Yield ETF 12,771 (12,771) -

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
28 Active ETFs | 2025
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during year ended March 31, 2025 was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At March 31, 2025, the components of distributable earnings on a tax basis were as follows:
At March 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended March 31, 2025, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended March 31, 2025, the cost basis of securities contributed was as follows:
Year Ended March 31, 2025
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Short Duration High Yield ETF 714,034 - 714,034
Columbia U.S. High Yield ETF 789,611 - 789,611
Fund
Undistributed ordinary
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Short Duration High Yield ETF 152,975 - - (279,162)
Columbia U.S. High Yield ETF 141,191 - - (443,144)
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Short Duration High Yield ETF 26,732,449 30,515 (309,677) (279,162)
Columbia U.S. High Yield ETF 25,727,230 58,870 (502,014) (443,144)
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Short Duration High Yield ETF 2,698,551 2,231,570
Columbia U.S. High Yield ETF 3,137,688 3,025,312
Funds Contributions ($)
Columbia Short Duration High Yield ETF 25,770,217

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
Active ETFs | 2025 29
A portion of the contributions disclosed above were received on September 4, 2024. Refer to Note 1 for additional details.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended March 31, 2025, the Funds did not have in-kind redemptions.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus
1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
No Fund had borrowings during the year ended March 31, 2025.
Note 8. Significant risks
Active management risk
Each Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Each Fund is not an index fund (it does not seek to track the performance of an index), nor does it provide daily transparency into its portfolio holdings like most other ETFs. Due to its active management, each Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio and Tracking Basket securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by Funds may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Funds that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Funds to a greater risk of loss of principal and income than funds that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.
Columbia U.S. High Yield ETF 25,275,006

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
30 Active ETFs | 2025
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Funds receive from it but will generally affect the value of your investment in the Funds. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3%
if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Funds are subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Funds, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Funds, which may force the Funds to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of the Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress.
Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments)
may also adversely affect the liquidity and the price of the Funds’ investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the
Fund is forced to sell investments in a down market.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
Active ETFs | 2025 31
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, each Fund value will likely be more volatile than the value of a more diversified fund.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

32 Active ETFs | 2025
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Short Duration High Yield ETF and
Columbia U.S. High Yield ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Short Duration High Yield ETF and Columbia U.S. High Yield ETF (two of the funds constituting Columbia ETF
Trust I, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 5, 2024
(commencement of operations) through March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
March 31 2025, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period September 5, 2024 (commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN338_03_R01_(05/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	May 22, 2025
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President
Date	May 22, 2025
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer
Date	May 22, 2025